Share-Based Compensation (Narrative) (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2014 employee	Mar. 30, 2011	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation expense from plan modification			$ 741	$ 149	$ 0
ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	3 years
Number of employees affected by plan modification | employee	84
Units exercisable (in shares) | shares			664,775
Share-based compensation expense			$ (449)	(3,772)	1,875
Share-based compensation related income tax benefits			99	905	334
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			2,788	6,163	5,782
Share-based compensation related income tax benefits			1,581	(678)	(88)
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan		2.50%
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			210	$ 2,503	$ 1,964
Award vesting percentage				33.33%	33.33%	33.33%
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation related to expired stock options in Additional paid-in capital			2,077
Stock Option [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of stock options and restricted stock granted during period			$ 0	$ 491	$ 1,807
Weighted-average period of stock options recognized			2 years 4 months 24 days
Restricted Share Units [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of stock options and restricted stock granted during period			$ 5,844	2,723	$ 3,056
Weighted-average period of stock options recognized			4 years
General and Administrative Expense [Member] | ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation expense from plan modification			$ 511	$ 149
Accrued Payroll and Other Liabilities [Member] | ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs			$ 248
Second Anniversary Of Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			40.00%	40.00%	40.00%	40.00%	40.00%
Three Years Following The Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%	20.00%	20.00%	20.00%	20.00%
Requisite service period			3 years